Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 29, 2014
Summary of Significant Accounting Policies
Schedule of reconciliation of the activity related to the Company's sales returns reserve

	Fiscal year ended
(in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Beginning balance	$238	$169	$139	$139
Provisions	15,034	9,723	2,821	3,800
Sales returns	(14,842)	(9,654)	(2,791)	(3,800)

Ending balance	$430	$238	$169	$139

Schedule of reconciliation of the activity related to the Company's customer loyalty program

	Fiscal year ended
(in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Beginning balance	$1,343	$1,124	$741	$270
Provisions	10,440	5,644	1,325	1,512
Usage	(9,833)	(5,425)	(942)	(1,041)

Ending balance	$1,950	$1,343	$1,124	$741